NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED JANUARY 10, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2013

1.	The first paragraph of the section “Fund Summaries—Nuveen Core Bond Fund—Principal Investment Strategies” is deleted and replaced with the following paragraph:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds, such as:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities;
•	residential and commercial mortgage-backed securities;
•	asset-backed securities;
•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations; and
•	municipal securities in an amount not to exceed 20% of the Fund’s net assets.

2.	The first paragraph of the section “Fund Summaries—Nuveen Core Plus Bond Fund—Principal Investment Strategies” is deleted and replaced with the following paragraph:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds, such as:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities;
•	residential and commercial mortgage-backed securities;
•	asset-backed securities;
•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations; and
•	municipal securities in an amount not to exceed 20% of the Fund’s net assets.

3.	The first paragraph of the section “Fund Summaries—Nuveen High Income Bond Fund—Principal Investment Strategies” is deleted and replaced with the following paragraph:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds rated lower than investment grade at the time of purchase or in unrated bonds of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). These bonds generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund may invest up to 20% of its net assets in fixed and floating rate loans, including senior loans and secured and unsecured junior loans. The Fund may invest in exchange-traded funds, closed-end funds, and other investment companies (“investment companies”).

4.	The following risk factor is added to the section “Fund Summaries—Nuveen High Income Bond Fund—Principal Risks”:

Loan Risk—Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

5.	The first paragraph of the section “Fund Summaries—Nuveen Strategic Income Fund—Principal Investment Strategies” is deleted and replaced with the following paragraph:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in debt securities, including:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities);
•	residential and commercial mortgage-backed securities;
•	asset-backed securities;
•	domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations;
•	fixed and floating rate loans, including senior loans and secured and unsecured junior loans, in an amount not to exceed 20% of the Fund’s net assets;
•	debt obligations of foreign governments; and
•	municipal securities in an amount not to exceed 20% of the Fund’s net assets.

6.	The following risk factor is added to the section “Fund Summaries—Nuveen Strategic Income Fund—Principal Risks”:

Loan Risk—Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.